Deferred revenues (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of deferred revenue

	2023	2022

Deferred revenue in relation to sale of real estate property	35	25
Services rendering agreement	35	50
Revenue from credit card operators and banks	131	129
Gift Card	40	47
Others	2	2
	243	253

Current	168	156
Non-current	75	97